ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.7%

Aerospace/Defense – 2.7%
Kratos Defense & Security Solutions, Inc.(a)(b)	18,709	$555,470

Apparel – 2.3%
On Holding AG, Class A (Switzerland)(b)	10,872	477,498

Auto Manufacturers – 0.9%
Ferrari NV (Italy)	392	167,729
Tesla, Inc.(b)	101	26,175
Total Auto Manufacturers		193,904

Banks – 1.9%
JPMorgan Chase & Co.	1,555	381,442

Building Materials – 4.8%
Trane Technologies PLC	2,944	991,892

Computers – 6.0%
Apple, Inc.	5,500	1,221,715

Diversified Financial Services – 2.8%
LPL Financial Holdings, Inc.	1,747	571,514

Entertainment – 6.2%
Flutter Entertainment PLC (United Kingdom)(b)	2,473	547,893
Genius Sports Ltd. (United Kingdom)(b)	36,969	370,060
TKO Group Holdings, Inc.	2,282	348,712
Total Entertainment		1,266,665

Healthcare - Products – 2.9%
Stryker Corp.	1,624	604,534

Internet – 17.5%
Alphabet, Inc., Class C	4,526	707,097
Amazon.com, Inc.(b)	5,557	1,057,275
Meta Platforms, Inc., Class A	600	345,816
Netflix, Inc.(b)	1,600	1,492,048
Total Internet		3,602,236

Lodging – 1.0%
MGM Resorts International(b)	7,000	207,480

Machinery - Construction & Mining – 1.4%
GE Vernova, Inc.	943	287,879

Media – 3.6%
Walt Disney Co. (The)	7,500	740,250

Pharmaceuticals – 7.1%
Eli Lilly & Co.	1,009	833,343
Novo Nordisk A/S (Denmark)(c)	9,000	624,960
Total Pharmaceuticals		1,458,303

Retail – 6.7%
Home Depot, Inc. (The)	1,558	570,991
Walmart, Inc.	9,105	799,328
Total Retail		1,370,319

Semiconductors – 12.7%
ASML Holding NV (Netherlands)	442	292,882
Broadcom, Inc.	5,085	851,382
NVIDIA Corp.	13,462	1,459,012
Total Semiconductors		2,603,276

Software – 8.8%
Microsoft Corp.	3,200	1,201,248
Oracle Corp.	4,327	604,958
Total Software		1,806,206
Investments	Shares	Value
COMMON STOCKS (continued)

Venture Capital – 4.4%
Blackstone, Inc.	6,474	$904,936

Total Common Stocks (Cost $16,177,576)		19,245,519

EXCHANGE TRADED FUNDS – 4.7%

Commodity Fund – 2.7%
iShares Gold Trust(a)(b)	9,537	562,301

Equity Fund – 2.0%
iShares Bitcoin Trust ETF(b)	8,560	400,694

Total Exchange Traded Funds (Cost $789,981)		962,995

MONEY MARKET FUNDS – 5.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(d)	350,424	350,424
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	668,815	668,815
Total Money Market Funds (Cost $1,019,239)		1,019,239

Total Investments – 103.4% (Cost $17,986,796)		21,227,753
Liabilities in Excess of Other Assets – (3.4%)		(696,572)
Net Assets – 100.0%		$20,531,181

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $659,052; the aggregate market value of the collateral held by the fund is $668,815.
(b)	Non-income producing security.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of March 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,245,519	$–	$–	$19,245,519
Exchange Traded Funds	962,995	–	–	962,995
Money Market Funds	1,019,239	–	–	1,019,239
Total	$21,227,753	$–	$–	$21,227,753

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.7%
Apparel	2.3
Auto Manufacturers	0.9
Banks	1.9
Building Materials	4.8
Commodity Fund	2.7
Computers	6.0
Diversified Financial Services	2.8
Entertainment	6.2
Equity Fund	2.0
Healthcare - Products	2.9
Internet	17.5
Lodging	1.0
Machinery - Construction & Mining	1.4
Media	3.6
Pharmaceuticals	7.1
Retail	6.7
Semiconductors	12.7
Software	8.8
Venture Capital	4.4
Money Market Funds	5.0
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2025	Value at 3/31/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$448,500	$4,281	$(309,053)	$(197,206)	$53,478	–	$–	$–